Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUES	$ 110	$ 134	$ 1,087	$ 506	$ 665	$ 387
COST OF REVENUES	321	430	1,648	1,279	1,631	1,108
GROSS LOSS	(211)	(296)	(561)	(773)	(966)	(721)
RESEARCH AND DEVELOPMENT EXPENSES	1,354	1,048	4,107	3,023	4,197	2,002
SALES AND MARKETING EXPENSES	208	171	877	617	699	908
GENERAL AND ADMINISTRATIVE EXPENSES	1,099	810	3,225	3,262	3,577	5,481
OPERATING LOSS	(2,872)	(2,325)	(8,770)	(7,675)	(9,439)	(9,112)
OTHER INCOME		8	10	23	30	8
FINANCING INCOME (EXPENSES), NET	330	73	656	(152)	(59)	117
LOSS BEFORE TAXES ON INCOME	(2,542)	(2,244)	(8,104)	(7,804)	(9,468)	(8,987)
TAXES ON INCOME
NET LOSS	$ (2,542)	$ (2,244)	$ (8,104)	$ (7,804)	$ (9,468)	$ (8,987)
Net loss per ordinary share basic	$ (0.24)	$ (0.32)	$ (0.86)	$ (1.10)	$ (1.33)	$ (1.44)
Net loss per ordinary share diluted	$ (0.24)	$ (0.32)	$ (0.86)	$ (1.10)	$ (1.33)	$ (1.44)
Weighted average ordinary shares basic	10,439	7,122	9,395	7,122	7,122	6,240
Weighted average ordinary shares diluted	10,439	7,122	9,395	7,122	7,122	6,240